Specific Items - Summary of Specific Items (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue
Total revenue		£ (23,723)	£ (24,062)	£ (19,012)
Operating costs
Total operating costs		20,342	20,895	15,399
Operating loss		(3,381)	(3,167)	(3,613)
Net finance expense
Interest expense on retirement benefit obligation		(218)	(209)	(221)
Total net finance expense	[1]	764	804	712
Net specific items charge before tax		(2,616)	(2,354)	(2,907)
Taxation
Tax credit on re-measurement of deferred tax			(63)
Total taxation		584	446	441
Net specific items charge after tax		(2,032)	(1,908)	(2,466)
Specific Items [Member]
Revenue
Italian business investigation			22
Regulatory matters		23	(2)	(203)
EE fair value adjustment				70
Total revenue	[2]	23	20	(133)
Operating costs
EE acquisition warranty claims		225	0	0
Restructuring charges		241	0	0
EE acquisition and integration costs		46	215	116
Property rationalisation costs		28		29
Regulatory matters		26	481	203
Italian business investigation		22	238
Out of period irrecoverable VAT			30
Profit on disposal of businesses		(1)	(16)	0
Total operating costs	[2]	587	948	348
Operating loss	[2]	610	968	215
Net finance expense
Interest expense on retirement benefit obligation		218	209	221
EE related finance cost				8
Interest on out of period irrecoverable VAT			1
Total net finance expense	[2]	218	210	229
Net specific items charge before tax	[2]	828	1,178	444
Taxation
Tax credit on specific items above		(87)	(154)	(70)
Tax credit on re-measurement of deferred tax			(63)	(96)
Total taxation	[2]	(87)	(217)	(166)
Net specific items charge after tax	[2]	£ 741	£ 961	£ 278

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	For a definition of specific items, see page 288. An analysis of specific items is provided in note 8.